UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2016

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.4%
BorgWarner Inc.	22,600	$891,344
Gentex Corp.	30,300	596,607
Goodyear Tire & Rubber Co.	26,504	818,179
Lear Corp.	8,428	1,115,614

Total Auto Components		3,421,744

Automobiles - 0.8%
General Motors Co.	161,305	5,619,866
Harley-Davidson Inc.	18,972	1,106,827

Total Automobiles		6,726,693

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	59,165	3,080,130
Darden Restaurants Inc.	12,700	923,544
Hyatt Hotels Corp., Class A Shares	3,789	209,380	*
Royal Caribbean Cruises Ltd.	9,000	738,360
Wyndham Worldwide Corp.	11,493	877,720
Yum! Brands Inc.	13,000	823,290

Total Hotels, Restaurants & Leisure		6,652,424

Household Durables - 0.6%
Garmin Ltd.	11,600	562,484
Leggett & Platt Inc.	14,100	689,208
Mohawk Industries Inc.	7,800	1,557,504	*
NVR Inc.	390	650,910	*
PulteGroup Inc.	35,075	644,678
Toll Brothers Inc.	6,900	213,900	*
Whirlpool Corp.	7,927	1,440,891

Total Household Durables		5,759,575

Leisure Products - 0.1%
Brunswick Corp.	9,100	496,314

Media - 5.0%
CBS Corp., Class B Shares, Non Voting Shares	43,325	2,756,336
Cinemark Holdings Inc.	11,700	448,812
Comcast Corp., Class A Shares	128,900	8,900,545
Discovery Communications Inc., Class A Shares	15,200	416,632	*
Interpublic Group of Cos. Inc.	40,600	950,446
News Corp., Class A Shares	38,510	441,325
Omnicom Group Inc.	24,985	2,126,473
Scripps Networks Interactive Inc., Class A Shares	9,100	649,467
Time Warner Inc.	145,390	14,034,497
Twenty-First Century Fox Inc., Class A Shares	116,500	3,266,660
Walt Disney Co.	100,000	10,422,000

Total Media		44,413,193

Multiline Retail - 0.6%
Kohl’s Corp.	18,400	908,592
Target Corp.	61,800	4,463,814

Total Multiline Retail		5,372,406

Specialty Retail - 0.6%
AutoNation Inc.	4,200	204,330	*
AutoZone Inc.	1,200	947,748	*
Best Buy Co. Inc.	33,600	1,433,712
CarMax Inc.	20,100	1,294,239	*
Dick’s Sporting Goods Inc.	8,900	472,590
Foot Locker Inc.	13,500	957,015
Penske Automotive Group Inc.	3,600	186,624

Total Specialty Retail		5,496,258

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	8,500	$767,040
Ralph Lauren Corp.	5,800	523,856

Total Textiles, Apparel & Luxury Goods		1,290,896

TOTAL CONSUMER DISCRETIONARY		79,629,503

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.5%
Wal-Mart Stores Inc.	327,300	22,622,976

Food Products - 0.6%
Archer-Daniels-Midland Co.	67,526	3,082,562
Bunge Ltd.	14,700	1,061,928
Ingredion Inc.	6,816	851,727

Total Food Products		4,996,217

TOTAL CONSUMER STAPLES		27,619,193

ENERGY - 9.4%
Energy Equipment & Services - 0.6%
Baker Hughes Inc.	43,427	2,821,452
Helmerich & Payne Inc.	11,400	882,360
National-Oilwell Varco Inc.	38,200	1,430,208

Total Energy Equipment & Services		5,134,020

Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	199,700	23,504,690
ConocoPhillips	51,800	2,597,252
Exxon Mobil Corp.	417,750	37,706,115
Marathon Petroleum Corp.	56,000	2,819,600
Murphy Oil Corp.	18,200	566,566
Occidental Petroleum Corp.	76,700	5,463,341
Phillips 66	61,308	5,297,625
Valero Energy Corp.	18,900	1,291,248

Total Oil, Gas & Consumable Fuels		79,246,437

TOTAL ENERGY		84,380,457

EXCHANGE-TRADED FUNDS - 1.8%
iShares Trust - iShares Russell 1000 Value Index Fund	148,200	16,602,846

FINANCIALS - 28.2%
Banks - 13.3%
Bank of America Corp.	1,081,051	23,891,227
BOK Financial Corp.	7,021	583,024
Citigroup Inc.	301,357	17,909,647
Citizens Financial Group Inc.	54,800	1,952,524
Comerica Inc.	18,235	1,241,986
Commerce Bancshares Inc.	10,975	634,445
Cullen/Frost Bankers Inc.	6,300	555,849
East-West Bancorp Inc.	15,228	774,039
Fifth Third Bancorp	84,825	2,287,730
Investors Bancorp Inc.	33,900	472,905
JPMorgan Chase & Co.	412,598	35,603,081
People’s United Financial Inc.	25,600	495,616
PNC Financial Services Group Inc.	52,481	6,138,178

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
Prosperity Bancshares Inc.	2,900	$208,162
Regions Financial Corp.	139,651	2,005,388
SunTrust Banks Inc.	52,969	2,905,350
Synovus Financial Corp.	13,000	534,040
U.S. Bancorp	180,419	9,268,124
Wells Fargo & Co.	209,900	11,567,589

Total Banks		119,028,904

Capital Markets - 5.3%
Ameriprise Financial Inc.	19,665	2,181,635
Bank of New York Mellon Corp.	115,632	5,478,644
BlackRock Inc.	16,478	6,270,538
E*TRADE Financial Corp.	28,965	1,003,637	*
Eaton Vance Corp.	11,896	498,204
Franklin Resources Inc.	58,400	2,311,472
Goldman Sachs Group Inc.	45,130	10,806,379
Invesco Ltd.	44,250	1,342,545
Morgan Stanley	198,500	8,386,625
Nasdaq Inc.	16,463	1,104,997
Northern Trust Corp.	23,945	2,132,302
Raymond James Financial Inc.	15,000	1,039,050
State Street Corp.	41,236	3,204,862
T. Rowe Price Group Inc.	25,138	1,891,886

Total Capital Markets		47,652,776

Consumer Finance - 2.4%
Ally Financial Inc.	47,800	909,156
American Express Co.	107,890	7,992,491
Capital One Financial Corp.	54,168	4,725,616
Credit Acceptance Corp.	800	174,008	*
Discover Financial Services	48,628	3,505,593
Navient Corp.	33,500	550,405
Santander Consumer USA Holdings Inc.	37,900	511,650	*
Synchrony Financial	87,334	3,167,604

Total Consumer Finance		21,536,523

Diversified Financial Services - 0.1%
Leucadia National Corp.	38,200	888,150
Voya Financial Inc.	8,100	317,682

Total Diversified Financial Services		1,205,832

Insurance - 7.1%
AFLAC Inc.	43,388	3,019,805
Alleghany Corp.	1,944	1,182,185	*
Allstate Corp.	46,585	3,452,880
American Financial Group Inc.	20,630	1,817,916
American International Group Inc.	147,691	9,645,699
Arch Capital Group Ltd.	12,979	1,119,958	*
Assurant Inc.	7,656	710,936
Assured Guaranty Ltd.	5,400	203,958
Axis Capital Holdings Ltd.	9,638	629,072
Cincinnati Financial Corp.	16,677	1,263,283
Everest Re Group Ltd.	5,438	1,176,783
FNF Group	28,900	981,444
Hartford Financial Services Group Inc.	41,227	1,964,467
Lincoln National Corp.	24,600	1,630,242
Loews Corp.	35,658	1,669,864
Markel Corp.	1,566	1,416,447	*
MetLife Inc.	116,314	6,268,162
Old Republic International Corp.	12,600	239,400
Principal Financial Group Inc.	29,441	1,703,456
Progressive Corp.	58,976	2,093,648
Prudential Financial Inc.	46,785	4,868,447
Reinsurance Group of America Inc.	8,428	1,060,495
RenaissanceRe Holdings Ltd.	4,400	599,368
Torchmark Corp.	35,245	2,599,671
Travelers Cos. Inc.	77,686	9,510,320
Unum Group	26,255	1,153,382
Validus Holdings Ltd.	8,500	467,585
W.R. Berkley Corp.	12,882	856,782
XL Group Ltd.	11,200	417,312

Total Insurance		63,722,967

TOTAL FINANCIALS		253,147,002

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 13.4%
Biotechnology - 3.2%
AbbVie Inc.	172,400	$10,795,688
Amgen Inc.	75,743	11,074,384
Biogen Inc.	23,000	6,522,340	*
United Therapeutics Corp.	1,800	258,174	*

Total Biotechnology		28,650,586

Health Care Providers & Services - 2.4%
Aetna Inc.	26,455	3,280,685
Anthem Inc.	29,927	4,302,605
CIGNA Corp.	25,900	3,454,801
Express Scripts Holding Co.	63,500	4,368,165	*
HCA Holdings Inc.	40,950	3,031,119	*
Mednax Inc.	3,900	259,974	*
Quest Diagnostics Inc.	14,628	1,344,313
Universal Health Services Inc., Class B Shares	9,500	1,010,610

Total Health Care Providers & Services		21,052,272

Pharmaceuticals - 7.8%
Johnson & Johnson	277,632	31,985,983
Merck & Co. Inc.	293,748	17,292,945
Pfizer Inc.	641,682	20,841,831

Total Pharmaceuticals		70,120,759

TOTAL HEALTH CARE		119,823,617

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.5%
BE Aerospace Inc.	10,400	625,976
Boeing Co.	67,044	10,437,410
General Dynamics Corp.	38,145	6,586,116
Hexcel Corp.	9,700	498,968
Rockwell Collins Inc.	13,166	1,221,278
Spirit AeroSystems Holdings Inc., Class A Shares	14,100	822,735
Textron Inc.	28,585	1,388,088
United Technologies Corp.	88,999	9,756,070

Total Aerospace & Defense		31,336,641

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	36,800	4,218,752

Airlines - 1.0%
Alaska Air Group Inc.	5,200	461,396
American Airlines Group Inc.	21,600	1,008,504
Delta Air Lines Inc.	31,300	1,539,647
Southwest Airlines Co.	65,672	3,273,093
United Continental Holdings Inc.	33,600	2,448,768	*

Total Airlines		8,731,408

Building Products - 0.1%
Owens Corning	12,002	618,823

Construction & Engineering - 0.2%
Fluor Corp.	14,700	772,044
Jacobs Engineering Group Inc.	12,876	733,932	*
Quanta Services Inc.	6,000	209,100	*

Total Construction & Engineering		1,715,076

Electrical Equipment - 0.8%
Eaton Corp. PLC	48,092	3,226,492
Emerson Electric Co.	68,109	3,797,077
Hubbell Inc.	5,500	641,850

Total Electrical Equipment		7,665,419

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.1%
Carlisle Cos. Inc.	6,800	$749,972
Honeywell International Inc.	80,679	9,346,662

Total Industrial Conglomerates		10,096,634

Machinery - 1.4%
AGCO Corp.	8,573	496,034
Cummins Inc.	17,800	2,432,726
Flowserve Corp.	13,200	634,260
Ingersoll-Rand PLC	27,313	2,049,567
PACCAR Inc.	37,083	2,369,604
Pentair PLC	17,844	1,000,513
Snap-on Inc.	5,800	993,366
Stanley Black & Decker Inc.	15,203	1,743,632
WABCO Holdings Inc.	5,800	615,670	*

Total Machinery		12,335,372

Professional Services - 0.1%
Dun & Bradstreet Corp.	4,664	565,836
Manpowergroup Inc.	7,300	648,751
Robert Half International Inc.	5,400	263,412

Total Professional Services		1,477,999

Road & Rail - 1.9%
AMERCO	1,955	722,549
CSX Corp.	102,751	3,691,843
Norfolk Southern Corp.	30,900	3,339,363
Union Pacific Corp.	87,200	9,040,896

Total Road & Rail		16,794,651

Trading Companies & Distributors - 0.3%
United Rentals Inc.	8,900	939,662	*
W. W. Grainger Inc.	6,300	1,463,175

Total Trading Companies & Distributors		2,402,837

TOTAL INDUSTRIALS		97,393,612

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.1%
Cisco Systems Inc.	531,753	16,069,576
Harris Corp.	5,200	532,844
Juniper Networks Inc.	15,900	449,334
L3 Technologies Inc.	9,204	1,400,020

Total Communications Equipment		18,451,774

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics Inc.	9,965	710,505	*
Avnet Inc.	20,245	963,864
CDW Corp.	17,200	895,948
Corning Inc.	146,044	3,544,488
Jabil Circuit Inc.	19,709	466,512
Keysight Technologies Inc.	7,200	263,304	*

Total Electronic Equipment, Instruments & Components		6,844,621

IT Services - 2.0%
International Business Machines Corp.	100,669	16,710,047
Western Union Co.	51,566	1,120,014

Total IT Services		17,830,061

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	500,456	18,151,539
KLA-Tencor Corp.	16,600	1,306,088
Lam Research Corp.	12,992	1,373,644

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Marvell Technology Group Ltd.	21,200	$294,044
Micron Technology Inc.	105,200	2,305,984	*
Qorvo Inc.	13,600	717,128	*
QUALCOMM Inc.	61,700	4,022,840
Skyworks Solutions Inc.	19,900	1,485,734

Total Semiconductors & Semiconductor Equipment		29,657,001

Software - 2.0%
CA Inc.	44,259	1,406,109
Oracle Corp.	434,292	16,698,527

Total Software		18,104,636

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	379,394	43,941,413
HP Inc.	181,100	2,687,524
NCR Corp.	5,200	210,912	*

Total Technology Hardware, Storage & Peripherals		46,839,849

TOTAL INFORMATION TECHNOLOGY		137,727,942

MATERIALS - 2.7%
Chemicals - 1.8%
Ashland Global Holdings Inc.	6,500	710,385
Celanese Corp., Series A Shares	14,900	1,173,226
Dow Chemical Co.	115,206	6,592,087
Eastman Chemical Co.	15,514	1,166,808
Huntsman Corp.	10,000	190,800
LyondellBasell Industries NV, Class A Shares	56,378	4,836,105
Mosaic Co.	18,100	530,873
RPM International Inc.	14,100	759,003
Westlake Chemical Corp.	5,400	302,346

Total Chemicals		16,261,633

Containers & Packaging - 0.6%
Avery Dennison Corp.	3,200	224,704
Crown Holdings Inc.	14,746	775,197	*
Graphic Packaging Holding Co.	32,700	408,096
International Paper Co.	43,507	2,308,481
Packaging Corp. of America	9,548	809,861
Sonoco Products Co.	10,165	535,696

Total Containers & Packaging		5,062,035

Metals & Mining - 0.3%
Newmont Mining Corp.	22,200	756,354
Nucor Corp.	31,942	1,901,188
Reliance Steel & Aluminum Co.	7,307	581,199

Total Metals & Mining		3,238,741

TOTAL MATERIALS		24,562,409

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Verizon Communications Inc.	412,800	22,035,264

UTILITIES - 3.2%
Electric Utilities - 2.4%
American Electric Power Co. Inc.	52,031	3,275,872
Duke Energy Corp.	69,049	5,359,583
Edison International	32,558	2,343,851
Entergy Corp.	19,000	1,395,930
Eversource Energy	32,114	1,773,656
Exelon Corp.	97,700	3,467,373
OGE Energy Corp.	20,090	672,011
Pinnacle West Capital Corp.	11,213	874,950
Xcel Energy Inc.	50,489	2,054,902

Total Electric Utilities		21,218,128

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.		74,868	$869,966

Multi-Utilities - 0.7%
Ameren Corp.		25,742	1,350,425
DTE Energy Co.		19,025	1,874,153
Public Service Enterprise Group Inc.		51,292	2,250,693
SCANA Corp.		15,100	1,106,528

Total Multi-Utilities			6,581,799

TOTAL UTILITIES			28,669,893

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $698,005,325)			891,591,738

	RATE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $5,897,052)	0.411%	5,897,052	5,897,052

TOTAL INVESTMENTS - 100.1% (Cost - $703,902,377#)			897,488,790
Liabilities in Excess of Other Assets - (0.1)%			(681,027)

TOTAL NET ASSETS - 100.0%			$896,807,763

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$891,591,738	—	—	$891,591,738

Short-Term Investments†	5,897,052	—	—	5,897,052

Total Investments	$897,488,790	—	—	$897,488,790

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$196,402,402
Gross unrealized depreciation	(2,815,989)

Net unrealized appreciation	$193,586,413

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 21, 2017